SCHWAB CAPITAL TRUST
SCHWAB INVESTMENTS
SCHWAB ANNUITY PORTFOLIOS
SCHWAB STRATEGIC TRUST

Schwab Equity Index Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary
Prospectuses of Schwab S&P 500 Index Fund, Schwab 1000 Index Fund, Schwab Small-Cap Index Fund,
Schwab Total Stock Market Index Fund and Schwab International Index Fund, each dated February 28, 2010

Schwab Fundamental Index Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010, as supplemented March 17, 2010, the
Summary Prospectus of Schwab Fundamental Emerging Markets Index Fund, dated March 17, 2010, and the Summary Prospectuses of Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small-Mid Company Index Fund, Schwab Fundamental International Large Company Index Fund and Schwab Fundamental International Small-Mid Company Index Fund, each dated February 28, 2010

Schwab Active Equity Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary Prospectuses of Schwab Large-Cap Growth Fund, Schwab Premier Equity Fund, Schwab Core Equity Fund, Schwab
International Core Equity Fund, Schwab Dividend Equity Fund, Schwab Small-Cap Equity Fund, Schwab Hedged
Equity Fund, Schwab Financial Services Fund and Schwab Health Care Fund, each dated February 28, 2010

Laudus MarketMasters Funds
Supplement dated June 1, 2010 to the Prospectus dated February 28, 2010 and the Summary Prospectuses of
Laudus Small-Cap MarketMasters Fund and Laudus International MarketMasters Fund, each dated February 28, 2010

Schwab Bond Funds
Supplement dated June 1, 2010 to the Prospectus dated November 15, 2009

Schwab Tax-Free Bond Funds
Supplement dated June 1, 2010 to the Prospectus dated November 15, 2009

Schwab Global Real Estate Fund
Supplement dated June 1, 2010 to the Prospectus dated June 28, 2009

Schwab S&P 500 Index Portfolio
Supplement dated June 1, 2010 to the Prospectus dated April 30, 2010

Schwab U.S. ETFs
Supplement dated June 1, 2010 to the Prospectus dated November 3, 2009, as supplemented January 11, 2010, January 14, 2010 and May 25, 2010

Schwab International ETFs
Supplement dated June 1, 2010 to the Prospectus dated November 3, 2009, as supplemented January 11, 2010, January 14, 2010 and May 25, 2010

This supplement provides new and additional information beyond that contained in each Prospectus and Summary Prospectus and should be read in conjunction with the Prospectuses and Summary Prospectuses.

Charles Schwab Investment Management, Inc. (CSIM) is announcing that Jeffrey Mortimer, Chief Investment Officer of CSIM, Schwab Funds, Laudus Funds, and Schwab ETFs, will leave the firm effective July 2, 2010. Randy Merk, President and Chief Executive Officer of CSIM, will serve as Chief Investment Officer until a replacement is found.

Therefore, effective July 2, 2010, all references to Jeffrey Mortimer in the “Fund management”, “Portfolio management” and/or “Portfolio managers” sections of the above referenced Prospectuses and Summary Prospectuses are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Please see www.schwabfunds.com/prospectus, www.laudus.com/prospectus or
www.schwabetfs.com/prospectus for current prospectuses and summary prospectuses.

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